UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Dividend & Income® Fund

February 28, 2019

SDI-QTLY-0419
1.814104.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.7%
	Principal Amount	Value
Convertible Bonds - 12.9%
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.0%
Intelsat SA 4.5% 6/15/25 (a)	$1,441,000	$2,243,457
Entertainment - 0.3%
iQIYI, Inc. 3.75% 12/1/23 (a)	2,720,000	3,461,328
Live Nation Entertainment, Inc. 2.5% 3/15/23 (a)	2,510,000	2,804,797
Pandora Media, Inc.:
1.75% 12/1/20	805,000	803,793
1.75% 12/1/23	2,509,000	2,811,836
World Wrestling Entertainment, Inc. 3.375% 12/15/23 (a)	940,000	3,197,117
		13,078,871
Interactive Media & Services - 0.3%
Twitter, Inc. 0.25% 6/15/24 (a)	8,782,000	7,963,518
Weibo Corp. 1.25% 11/15/22 (a)	2,268,000	2,176,046
Zillow Group, Inc.:
1.5% 7/1/23	1,000,000	946,804
2% 12/1/21	750,000	810,301
		11,896,669
Media - 1.0%
DISH Network Corp.:
2.375% 3/15/24	7,015,000	5,813,408
3.375% 8/15/26	12,603,000	10,824,717
Gannett Co., Inc. 4.75% 4/15/24 (a)	1,250,000	1,410,875
GCI Liberty, Inc. 1.75% 9/30/46 (a)	4,981,000	5,441,593
Liberty Media Corp.:
1% 1/30/23	4,205,000	4,414,762
1.375% 10/15/23	8,951,000	10,308,500
2.125% 3/31/48 (a)	1,835,000	1,799,447
2.25% 9/30/46	1,760,000	901,535
2.25% 12/1/48 (a)	4,260,000	4,499,429
		45,414,266
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. 1% 10/1/23 (a)	1,640,000	1,437,385
Gogo, Inc. 3.75% 3/1/20	990,000	955,309
		2,392,694
TOTAL COMMUNICATION SERVICES		75,025,957
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.1%
Tesla, Inc.:
1.25% 3/1/21	655,000	719,694
2.375% 3/15/22	2,181,000	2,602,260
		3,321,954
Diversified Consumer Services - 0.0%
Chegg, Inc. 0.25% 5/15/23 (a)	1,565,000	2,438,668
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Corp. 5% 10/1/24	5,063,000	7,207,226
Marriott Vacations Worldwide Corp. 1.5% 9/15/22	1,130,000	1,073,593
		8,280,819
Internet & Direct Marketing Retail - 0.6%
Etsy, Inc. 0% 3/1/23 (a)	2,755,000	5,587,033
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	1,660,000	1,633,277
MercadoLibre, Inc. 2% 8/15/28 (a)	7,523,000	9,180,708
Quotient Technology, Inc. 1.75% 12/1/22	1,325,000	1,222,843
The Booking Holdings, Inc.:
0.35% 6/15/20	4,079,000	5,407,033
0.9% 9/15/21	4,125,000	4,514,285
		27,545,179
TOTAL CONSUMER DISCRETIONARY		41,586,620
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Herbalife Nutrition Ltd.:
2% 8/15/19	508,000	665,739
2.625% 3/15/24 (a)	840,000	914,831
		1,580,570
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	1,290,000	1,039,261
Oil States International, Inc. 1.5% 2/15/23 (a)	825,000	721,233
Transocean, Inc. 0.5% 1/30/23	880,000	946,172
		2,706,666
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 5.5% 9/15/26	3,260,000	2,985,919
Oasis Petroleum, Inc. 2.625% 9/15/23	2,680,000	2,499,049
PDC Energy, Inc. 1.125% 9/15/21	1,165,000	1,090,855
Scorpio Tankers, Inc. 3% 5/15/22	5,030,000	4,218,249
Ship Finance International Ltd. 4.875% 5/1/23	1,400,000	1,360,786
SM Energy Co. 1.5% 7/1/21	2,110,000	1,950,332
Teekay Corp. 5% 1/15/23 (a)	730,000	542,938
		14,648,128
TOTAL ENERGY		17,354,794
FINANCIALS - 0.2%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38 (a)	355,000	319,223
Diversified Financial Services - 0.1%
Alteryx, Inc. 0.5% 6/1/23 (a)	1,000,000	1,842,500
IAC Financeco, Inc. 0.875% 10/1/22 (a)	2,250,000	3,337,241
		5,179,741
Insurance - 0.1%
AXA SA 7.25% 5/15/21 (a)	3,001,000	2,876,825
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.375% 4/1/23	250,000	248,750
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. 0.625% 6/1/22	1,220,000	1,981,297
TOTAL FINANCIALS		10,605,836
HEALTH CARE - 2.1%
Biotechnology - 0.6%
Acorda Therapeutics, Inc. 1.75% 6/15/21	1,100,000	970,064
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	1,440,000	1,331,100
Amicus Therapeutics, Inc. 3% 12/15/23 (a)	1,299,000	2,755,504
Array BioPharma, Inc. 2.625% 12/1/24 (a)	390,000	657,150
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	675,000	704,109
1.5% 10/15/20	525,000	610,969
Clovis Oncology, Inc. 2.5% 9/15/21	2,858,000	2,682,436
Exact Sciences Corp. 1% 1/15/25	3,985,000	5,549,352
Flexion Therapeutics, Inc. 3.375% 5/1/24	870,000	771,696
Ironwood Pharmaceuticals, Inc. 2.25% 6/15/22	1,700,000	1,898,909
Neurocrine Biosciences, Inc. 2.25% 5/15/24	2,075,000	2,573,000
PTC Therapeutics, Inc. 3% 8/15/22	310,000	314,072
Repligen Corp. 2.125% 6/1/21	750,000	1,428,400
Retrophin, Inc. 2.5% 9/15/25	1,325,000	1,208,012
Sarepta Therapeutics, Inc. 1.5% 11/15/24	2,680,000	5,624,650
		29,079,423
Health Care Equipment & Supplies - 0.4%
CONMED Corp. 2.625% 2/1/24 (a)	1,530,000	1,614,924
DexCom, Inc.:
0.75% 5/15/22	2,710,000	4,064,756
0.75% 12/1/23 (a)	2,625,000	2,885,736
Insulet Corp. 1.375% 11/15/24 (a)	1,780,000	2,139,574
Nevro Corp. 1.75% 6/1/21	550,000	525,145
NuVasive, Inc. 2.25% 3/15/21	1,915,000	2,153,226
Wright Medical Group NV 2.25% 11/15/21	1,150,000	1,772,438
Wright Medical Group, Inc. 1.625% 6/15/23 (a)	2,100,000	2,333,625
		17,489,424
Health Care Providers & Services - 0.2%
Molina Healthcare, Inc. 1.125% 1/15/20	1,002,000	3,297,750
WellPoint, Inc. 2.75% 10/15/42	1,709,000	7,186,388
		10,484,138
Health Care Technology - 0.2%
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (a)	2,728,000	2,852,451
Teladoc Health, Inc.:
1.375% 5/15/25 (a)	2,510,000	3,574,391
3% 12/15/22	1,518,000	2,491,100
		8,917,942
Life Sciences Tools & Services - 0.3%
Accelerate Diagnostics, Inc. 2.5% 3/15/23 (a)	2,260,000	1,824,679
Illumina, Inc.:
0% 8/15/23 (a)	3,396,000	3,560,037
0.5% 6/15/21	4,347,000	5,925,765
		11,310,481
Pharmaceuticals - 0.4%
Dermira, Inc. 3% 5/15/22	1,920,000	1,498,800
Innoviva, Inc.:
2.125% 1/15/23	905,000	951,579
2.5% 8/15/25	630,000	720,588
Isis Pharmaceuticals, Inc. 1% 11/15/21	2,026,000	2,504,643
Jazz Investments I Ltd.:
1.5% 8/15/24	2,700,000	2,604,312
1.875% 8/15/21	4,240,000	4,302,188
Pacira Pharmaceuticals, Inc. 2.375% 4/1/22	1,070,000	1,077,719
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23 (a)	2,160,000	2,178,131
Theravance Biopharma, Inc. 3.25% 11/1/23	1,200,000	1,209,750
		17,047,710
TOTAL HEALTH CARE		94,329,118
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	1,620,000	2,494,815
Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc. 2.5% 5/1/20	2,260,000	2,243,231
Building Products - 0.0%
Patrick Industries, Inc. 1% 2/1/23 (a)	2,090,000	1,875,775
Construction & Engineering - 0.1%
Dycom Industries, Inc. 0.75% 9/15/21	2,522,000	2,326,825
KBR, Inc. 2.5% 11/1/23 (a)	1,000,000	1,018,475
		3,345,300
Electrical Equipment - 0.2%
Fortive Corp. 0.875% 2/15/22 (a)	5,300,000	5,520,374
SolarCity Corp. 1.625% 11/1/19	3,445,000	3,271,055
		8,791,429
Machinery - 0.1%
Chart Industries, Inc. 1% 11/15/24 (a)	2,340,000	3,741,854
Greenbrier Companies, Inc. 2.875% 2/1/24	990,000	1,021,434
Meritor, Inc. 3.25% 10/15/37	355,000	350,721
Navistar International Corp. New 4.75% 4/15/19	650,000	650,482
		5,764,491
Professional Services - 0.1%
FTI Consulting, Inc. 2% 8/15/23 (a)	4,032,000	4,037,040
Trading Companies & Distributors - 0.0%
Kaman Corp. 3.25% 5/1/24	1,130,000	1,274,988
TOTAL INDUSTRIALS		29,827,069
INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.2%
CalAmp Corp. 2% 8/1/25 (a)	1,070,000	853,733
InterDigital, Inc. 1.5% 3/1/20	1,565,000	1,683,951
Liberty Interactive LLC 1.75% 9/30/46 (a)	2,975,000	3,417,510
Lumentum Holdings, Inc. 0.25% 3/15/24	3,138,000	3,432,846
Viavi Solutions, Inc.:
1% 3/1/24	630,000	732,154
1.75% 6/1/23 (a)	750,000	858,000
		10,978,194
Electronic Equipment & Components - 0.1%
II-VI, Inc. 0.25% 9/1/22	630,000	704,419
Knowles Corp. 3.25% 11/1/21	1,095,000	1,234,153
TTM Technologies, Inc. 1.75% 12/15/20	1,000,000	1,331,250
		3,269,822
IT Services - 0.9%
Akamai Technologies, Inc. 0.125% 5/1/25 (a)	5,767,000	5,694,803
Carbonite, Inc. 2.5% 4/1/22	1,950,000	2,196,059
Euronet Worldwide, Inc. 1.5% 10/1/44	1,980,000	3,680,325
MongoDB, Inc. 0.75% 6/15/24 (a)	1,150,000	1,839,775
Okta, Inc. 0.25% 2/15/23	3,543,000	6,565,636
Perficient, Inc. 2.375% 9/15/23 (a)	600,000	601,377
Square, Inc.:
0.375% 3/1/22	837,000	2,951,176
0.5% 5/15/23 (a)	5,171,000	6,553,394
Twilio, Inc. 0.25% 6/1/23 (a)	2,516,000	4,499,866
Unisys Corp. 5.5% 3/1/21	1,290,000	2,010,437
Wix.com Ltd. 0% 7/1/23 (a)	4,481,000	4,665,841
		41,258,689
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. 2.125% 9/1/26	3,334,000	10,071,037
Cree, Inc. 0.875% 9/1/23 (a)	2,795,000	3,107,691
Cypress Semiconductor Corp.:
2% 2/1/23	840,000	862,245
4.5% 1/15/22	2,125,000	2,765,902
Inphi Corp.:
0.75% 9/1/21	1,000,000	1,040,625
1.125% 12/1/20	1,285,000	1,566,094
Integrated Device Technology, Inc. 0.875% 11/15/22	480,000	741,900
Intel Corp. 3.25% 8/1/39	4,175,000	10,794,880
Microchip Technology, Inc.:
1.625% 2/15/25	8,436,000	14,410,147
1.625% 2/15/27	10,684,000	12,277,828
2.25% 2/15/37	4,595,000	5,341,256
Micron Technology, Inc. 3% 11/15/43	5,871,000	8,226,956
Novellus Systems, Inc. 2.625% 5/15/41	926,000	4,987,147
NXP Semiconductors NV 1% 12/1/19	4,970,000	5,159,481
ON Semiconductor Corp.:
1% 12/1/20	5,489,000	7,061,055
1.625% 10/15/23	6,868,000	8,665,362
Rambus, Inc. 1.375% 2/1/23	840,000	772,505
Synaptics, Inc. 0.5% 6/15/22	1,785,000	1,635,596
Teradyne, Inc. 1.25% 12/15/23	3,480,000	4,939,425
		104,427,132
Software - 2.8%
8x8, Inc. 0.5% 2/1/24 (a)	2,710,000	2,716,314
Atlassian, Inc. 0.625% 5/1/23 (a)	5,270,000	7,575,625
Benefitfocus, Inc. 1.25% 12/15/23 (a)	330,000	379,115
Citrix Systems, Inc. 0.5% 4/15/19	5,585,000	8,171,648
Coupa Software, Inc. 0.375% 1/15/23 (a)	3,105,000	6,694,445
DocuSign, Inc. 0.5% 9/15/23 (a)	2,880,000	3,067,200
Everbridge, Inc. 1.5% 11/1/22	1,515,000	3,250,937
FireEye, Inc.:
0.875% 6/1/24 (a)	4,364,000	4,451,075
1.625% 6/1/35	3,650,000	3,374,797
Five9, Inc. 0.125% 5/1/23 (a)	1,840,000	2,588,538
Guidewire Software, Inc. 1.25% 3/15/25	2,260,000	2,391,896
HubSpot, Inc. 0.25% 6/1/22	2,130,000	3,899,231
j2 Global, Inc. 3.25% 6/15/29	2,325,000	3,043,160
LivePerson, Inc. 0.75% 3/1/24	1,320,000	1,315,698
New Relic, Inc. 0.5% 5/1/23 (a)	4,655,000	5,399,432
Nice Systems, Inc. 1.25% 1/15/24	1,980,000	2,917,102
Nuance Communications, Inc.:
1% 12/15/35	1,775,000	1,650,107
1.25% 4/1/25	672,000	664,831
Nutanix, Inc. 0% 1/15/23	4,273,000	5,222,721
Palo Alto Networks, Inc.:
0% 7/1/19	430,000	957,811
0.75% 7/1/23 (a)	9,393,000	10,446,594
PROS Holdings, Inc. 2% 6/1/47	1,000,000	1,057,007
Q2 Holdings, Inc. 0.75% 2/15/23	1,350,000	1,764,594
Rapid7, Inc. 1.25% 8/1/23 (a)	905,000	1,153,065
RealPage, Inc. 1.5% 11/15/22	1,140,000	1,766,753
Red Hat, Inc. 0.25% 10/1/19	2,480,000	6,134,712
RingCentral, Inc. 0% 3/15/23 (a)	2,820,000	3,944,867
ServiceNow, Inc. 0% 6/1/22	4,103,000	7,394,390
Splunk, Inc.:
0.5% 9/15/23 (a)	5,735,000	6,401,149
1.125% 9/15/25 (a)	4,640,000	5,252,475
Verint Systems, Inc. 1.5% 6/1/21	750,000	776,913
Workday, Inc.:
0.25% 10/1/22	5,061,000	7,283,467
1.5% 7/15/20	929,000	2,255,865
Zendesk, Inc. 0.25% 3/15/23 (a)	3,395,000	4,683,647
		130,047,181
Technology Hardware, Storage & Peripherals - 0.2%
Electronics for Imaging, Inc. 2.25% 11/15/23 (a)	630,000	643,091
Pure Storage, Inc. 0.125% 4/15/23 (a)	4,080,000	4,228,104
Western Digital Corp. 1.5% 2/1/24 (a)	7,637,000	6,731,183
		11,602,378
TOTAL INFORMATION TECHNOLOGY		301,583,396
MATERIALS - 0.2%
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.75% 7/1/22	1,165,000	2,435,655
Cleveland-Cliffs, Inc. 1.5% 1/15/25	1,413,000	2,084,882
Endeavour Mining Corp. 3% 2/15/23 (a)	2,710,000	2,523,823
Royal Gold, Inc. 2.875% 6/15/19	1,320,000	1,317,530
SSR Mining, Inc. 2.875% 2/1/33	2,450,000	2,471,438
		10,833,328
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Extra Space Storage LP 3.125% 10/1/35 (a)	1,520,000	1,689,928
Redfin Corp. 1.75% 7/15/23	1,100,000	1,013,375
		2,703,303
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	1,980,000	1,926,706
NRG Energy, Inc. 2.75% 6/1/48 (a)	5,777,000	6,448,085
		8,374,791

TOTAL CONVERTIBLE BONDS		593,804,782

Nonconvertible Bonds - 1.8%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
Netflix, Inc. 5.875% 11/15/28 (a)	1,000,000	1,041,550
Viacom, Inc. 6.25% 2/28/57 (b)	5,130,000	5,101,209
		6,142,759
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,780,000	3,002,400
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	5,818,000	6,014,358
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	2,000,000	2,000,000
		8,014,358
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. 8% 12/15/22 (a)	1,300,000	1,038,375
Consolidated Energy Finance SA 6.5% 5/15/26 (a)	775,000	734,313
Southwestern Energy Co. 4.1% 3/15/22	4,990,000	4,802,875
		6,575,563
FINANCIALS - 1.0%
Banks - 0.1%
Chase Capital Trust VI 3 month U.S. LIBOR + 0.625% 3.3613% 8/1/28 (b)(c)	4,500,000	4,140,000
Capital Markets - 0.3%
Charles Schwab Corp. 7% (b)(d)	1,000,000	1,066,250
Chase Capital III 3 month U.S. LIBOR + 0.550% 3.2881% 3/1/27 (b)(c)	4,500,000	4,140,000
JPMorgan Chase Capital XXIII 3 month U.S. LIBOR + 1.000% 3.6838% 5/15/47 (b)(c)	14,500,000	11,455,000
		16,661,250
Consumer Finance - 0.1%
Ally Financial, Inc. 8% 11/1/31	2,855,000	3,483,100
Diversified Financial Services - 0.5%
Avolon Holdings Funding Ltd. 5.25% 5/15/24 (a)(e)	1,385,000	1,419,625
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	2,600,000	2,612,532
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.55% 12/21/65 (a)(b)(c)	16,050,000	12,230,903
Park Aerospace Holdings Ltd.:
5.25% 8/15/22 (a)(e)	2,965,000	3,035,300
5.5% 2/15/24 (a)	1,000,000	1,033,750
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,250,000	1,354,688
		21,686,798
TOTAL FINANCIALS		45,971,148
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	5,655,000	5,663,483
9.25% 4/1/26 (a)	1,230,000	1,325,325
		6,988,808
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. 7.5% 12/1/24 (a)	500,000	510,000
MATERIALS - 0.1%
Chemicals - 0.1%
TPC Group, Inc. 8.75% 12/15/20 (a)	1,875,000	1,837,500
Containers & Packaging - 0.0%
Crown Cork & Seal, Inc. 7.375% 12/15/26	1,000,000	1,095,000
TOTAL MATERIALS		2,932,500
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 2.068% 4.8645% 10/1/66 (b)(c)	4,950,000	4,281,750

TOTAL NONCONVERTIBLE BONDS		84,419,286

TOTAL CORPORATE BONDS
(Cost $635,724,090)		678,224,068
	Shares	Value

Common Stocks - 64.5%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,360,300	42,332,536
Verizon Communications, Inc.	624,900	35,569,308
		77,901,844
Entertainment - 0.2%
The Walt Disney Co.	71,700	8,090,628
Media - 0.5%
Comcast Corp. Class A	395,600	15,297,852
Interpublic Group of Companies, Inc.	421,200	9,700,236
		24,998,088

TOTAL COMMUNICATION SERVICES		110,990,560

CONSUMER DISCRETIONARY - 2.8%
Hotels, Restaurants & Leisure - 1.9%
Cedar Fair LP (depositary unit)	17,095	906,035
Hilton Grand Vacations, Inc. (f)	109,100	3,468,289
Hilton Worldwide Holdings, Inc.	88,100	7,321,110
McDonald's Corp.	352,000	64,711,680
Royal Caribbean Cruises Ltd.	96,800	11,468,864
		87,875,978
Specialty Retail - 0.8%
Home Depot, Inc.	84,300	15,607,302
Lowe's Companies, Inc.	232,200	24,401,898
		40,009,200
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	29,900	3,433,716

TOTAL CONSUMER DISCRETIONARY		131,318,894

CONSUMER STAPLES - 10.8%
Beverages - 2.2%
Diageo PLC	145,700	5,630,315
Keurig Dr. Pepper, Inc.	181,500	4,564,725
PepsiCo, Inc.	808,600	93,506,504
		103,701,544
Food & Staples Retailing - 1.9%
Walmart, Inc.	907,500	89,833,425
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	44,400	6,037,512
The J.M. Smucker Co.	79,300	8,398,663
The Kraft Heinz Co.	239,300	7,942,367
		22,378,542
Household Products - 3.0%
Kimberly-Clark Corp.	216,200	25,258,646
Procter & Gamble Co.	1,143,258	112,668,076
		137,926,722
Personal Products - 0.9%
Unilever NV (NY Reg.)	735,100	39,680,698
Tobacco - 2.3%
Altria Group, Inc.	868,500	45,518,085
British American Tobacco PLC sponsored ADR	433,809	15,938,143
Philip Morris International, Inc.	517,900	45,026,226
		106,482,454

TOTAL CONSUMER STAPLES		500,003,385

ENERGY - 6.1%
Energy Equipment & Services - 0.0%
Hess Midstream Partners LP	67,900	1,553,552
Oil, Gas & Consumable Fuels - 6.1%
Andeavor Logistics LP	23,300	819,694
Black Stone Minerals LP	132,100	2,356,664
BP PLC	820,400	5,816,068
Cheniere Energy, Inc. (f)	85,900	5,536,255
Chevron Corp.	192,100	22,971,318
ConocoPhillips Co.	336,200	22,811,170
Delek Logistics Partners LP	52,800	1,643,136
Energy Transfer Equity LP	1,041,704	15,406,802
Enterprise Products Partners LP	629,000	17,391,850
EQM Midstream Partners LP	70,533	2,741,618
Equitrans Midstream Corp.	167,400	2,952,936
Exxon Mobil Corp.	705,900	55,787,277
Golar LNG Partners LP	168,300	2,171,070
Magellan Midstream Partners LP	111,000	6,756,570
MPLX LP	336,100	11,145,076
Noble Midstream Partners LP	101,400	3,413,124
Phillips 66 Co.	310,700	29,939,052
Phillips 66 Partners LP	84,600	4,150,476
Plains All American Pipeline LP	215,700	5,034,438
Suncor Energy, Inc.	381,600	13,153,521
Sunoco Logistics Partners, LP	37,700	1,130,246
Tallgrass Energy GP LP	72,500	1,640,675
Targa Resources Corp.	89,300	3,593,432
The Williams Companies, Inc.	192,312	5,132,807
Valero Energy Corp.	271,600	22,151,696
Viper Energy Partners LP	135,900	4,472,469
Western Midstream Partners LP	320,105	10,710,713
		280,830,153

TOTAL ENERGY		282,383,705

FINANCIALS - 3.7%
Banks - 1.6%
Bank of America Corp.	430,100	12,507,308
Huntington Bancshares, Inc.	408,700	5,889,367
JPMorgan Chase & Co.	107,200	11,187,392
M&T Bank Corp.	33,500	5,797,510
SunTrust Banks, Inc.	332,600	21,575,762
Wells Fargo & Co.	299,800	14,957,022
		71,914,361
Capital Markets - 0.8%
BlackRock, Inc. Class A	60,300	26,726,166
KKR & Co. LP	246,000	5,468,580
The Blackstone Group LP	168,500	5,626,215
TPG Specialty Lending, Inc.	1	20
		37,820,981
Diversified Financial Services - 0.0%
Kimbell Royalty Partners LP	83,700	1,464,750
Insurance - 1.3%
Chubb Ltd.	149,500	20,018,050
Marsh & McLennan Companies, Inc.	87,700	8,157,854
MetLife, Inc.	132,300	5,978,637
The Travelers Companies, Inc.	199,700	26,542,127
		60,696,668

TOTAL FINANCIALS		171,896,760

HEALTH CARE - 9.0%
Biotechnology - 2.3%
Amgen, Inc.	557,900	106,045,632
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	125,200	31,148,508
Health Care Providers & Services - 0.7%
Cigna Corp.	30,800	5,372,752
UnitedHealth Group, Inc.	109,000	26,401,980
		31,774,732
Pharmaceuticals - 5.3%
AstraZeneca PLC sponsored ADR	460,900	19,164,222
Bristol-Myers Squibb Co.	790,900	40,857,894
Eli Lilly & Co.	95,600	12,073,324
Johnson & Johnson	939,244	128,338,287
Roche Holding AG (participation certificate)	104,600	29,029,039
Sanofi SA sponsored ADR	435,200	18,104,320
		247,567,086

TOTAL HEALTH CARE		416,535,958

INDUSTRIALS - 3.7%
Aerospace & Defense - 1.2%
General Dynamics Corp.	61,500	10,468,530
Northrop Grumman Corp.	51,900	15,048,924
United Technologies Corp.	230,500	28,966,935
		54,484,389
Electrical Equipment - 0.5%
Eaton Corp. PLC	254,800	20,325,396
Industrial Conglomerates - 1.3%
3M Co.	257,800	53,465,142
General Electric Co.	756,200	7,856,918
		61,322,060
Machinery - 0.1%
Pentair PLC	67,200	2,858,688
Wabtec Corp.	4,061	297,509
		3,156,197
Professional Services - 0.1%
Equifax, Inc.	52,500	5,749,275
Road & Rail - 0.5%
Norfolk Southern Corp.	135,400	24,277,220

TOTAL INDUSTRIALS		169,314,537

INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 2.8%
Cisco Systems, Inc.	2,477,600	128,265,352
IT Services - 1.0%
Amdocs Ltd.	203,300	11,297,381
Paychex, Inc.	397,700	30,630,854
Visa, Inc. Class A	40,000	5,924,800
		47,853,035
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	126,900	11,588,508
Qualcomm, Inc.	54,900	2,931,111
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	88,400	3,452,020
		17,971,639
Software - 0.9%
Microsoft Corp.	367,100	41,126,213
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	123,200	21,332,080

TOTAL INFORMATION TECHNOLOGY		256,548,319

MATERIALS - 2.1%
Chemicals - 2.1%
DowDuPont, Inc.	1,415,317	75,337,324
LyondellBasell Industries NV Class A	249,800	21,362,896
		96,700,220
REAL ESTATE - 15.6%
Equity Real Estate Investment Trusts (REITs) - 15.2%
Acadia Realty Trust (SBI)	313,900	8,943,011
Agree Realty Corp.	111,400	7,322,322
Alexandria Real Estate Equities, Inc.	142,300	19,337,147
American Tower Corp.	288,200	50,766,430
Americold Realty Trust	185,600	5,336,000
AvalonBay Communities, Inc.	170,140	33,114,348
Boston Properties, Inc.	264,996	35,162,319
Braemar Hotels & Resorts, Inc.	157,255	2,047,460
CareTrust (REIT), Inc.	312,500	6,981,250
Cedar Realty Trust, Inc.	614,270	2,137,660
Clipper Realty, Inc.	376,985	4,961,123
Corrections Corp. of America	157,700	3,340,086
CubeSmart	538,900	16,511,896
DDR Corp.	482,200	6,437,370
Digital Realty Trust, Inc.	98,500	11,142,320
Douglas Emmett, Inc.	261,766	10,104,168
Duke Realty Corp.	533,700	15,781,509
Equinix, Inc.	110,400	46,754,400
Equity Lifestyle Properties, Inc.	163,237	17,734,068
Equity Residential (SBI)	157,715	11,622,018
Essex Property Trust, Inc.	103,092	28,849,265
Four Corners Property Trust, Inc.	331,000	9,066,090
Healthcare Realty Trust, Inc.	576,500	18,246,225
Highwoods Properties, Inc. (SBI)	308,500	14,286,635
Invitation Homes, Inc.	281,500	6,474,500
National Retail Properties, Inc.	386,900	20,157,490
Outfront Media, Inc.	384,500	8,628,180
Pebblebrook Hotel Trust	204,200	6,536,442
Prologis, Inc.	682,877	47,842,363
Public Storage	88,599	18,737,803
RLJ Lodging Trust	697,700	12,956,289
Sabra Health Care REIT, Inc.	242,374	4,391,817
Simon Property Group, Inc.	197,315	35,745,585
Spirit Realty Capital, Inc.	253,160	9,782,102
Sunstone Hotel Investors, Inc.	578,000	8,698,900
Taubman Centers, Inc.	279,100	14,898,358
Terreno Realty Corp.	245,653	10,047,208
UDR, Inc.	532,200	23,640,324
Urban Edge Properties	579,057	11,245,287
Ventas, Inc.	436,639	27,399,097
VEREIT, Inc.	1,403,600	11,186,692
Vornado Realty Trust	42,100	2,833,751
Washington REIT (SBI)	418,500	11,086,065
Welltower, Inc.	282,221	20,971,843
Weyerhaeuser Co.	132,300	3,292,947
		702,538,163
Real Estate Management & Development - 0.4%
Howard Hughes Corp. (f)	37,500	4,176,750
VICI Properties, Inc.	577,900	12,315,049
		16,491,799

TOTAL REAL ESTATE		719,029,962

UTILITIES - 2.8%
Electric Utilities - 1.6%
Exelon Corp.	586,300	28,488,317
NextEra Energy, Inc.	40,000	7,508,800
Vistra Energy Corp.	430,900	11,220,636
Xcel Energy, Inc.	512,700	28,126,722
		75,344,475
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP	34,300	1,481,417
NRG Energy, Inc.	266,700	11,116,056
		12,597,473
Multi-Utilities - 0.9%
Ameren Corp.	403,100	28,716,844
WEC Energy Group, Inc.	154,000	11,747,120
		40,463,964

TOTAL UTILITIES		128,405,912

TOTAL COMMON STOCKS
(Cost $2,463,598,524)		2,983,128,212

Preferred Stocks - 7.9%
Convertible Preferred Stocks - 3.1%
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bunge Ltd. 4.875%	112,900	10,903,216
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Nabors Industries, Inc. Series A, 6.00%	2,000	51,154
FINANCIALS - 1.0%
Banks - 1.0%
Bank of America Corp. Series L, 7.25%	16,345	21,212,868
Wells Fargo & Co. 7.50%	19,626	25,232,094
		46,444,962
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. Series A, 6.125%	207,700	12,815,090
Danaher Corp. 4.75% (f)	7,800	7,984,900
		20,799,990
INDUSTRIALS - 0.3%
Electrical Equipment - 0.2%
Fortive Corp. Series A, 5.00%	6,290	6,539,633
Machinery - 0.1%
Colfax Corp. 5.75%	12,500	1,520,646
Rexnord Corp. Series A, 5.75%	29,600	1,663,683
Stanley Black & Decker, Inc. 5.375%	20,600	1,995,522
		5,179,851
TOTAL INDUSTRIALS		11,719,484
MATERIALS - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances, Inc. 6.00%	67,300	3,334,042
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle International Corp. Series A, 6.875%	5,645	6,263,579
QTS Realty Trust, Inc. 6.50%	8,500	886,746
		7,150,325
UTILITIES - 0.9%
Electric Utilities - 0.5%
NextEra Energy, Inc. 6.123%	110,500	6,731,627
Vistra Energy Corp. 7.00%	150,740	14,875,747
		21,607,374
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%	18,700	899,283
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.:
2.00% ZENS (f)	81,375	3,687,101
Series B, 7.00%	54,900	2,871,122
Dominion Resources, Inc. Series A, 6.75%	109,100	5,372,084
DTE Energy Co. 6.50%	12,500	693,875
Sempra Energy:
6.75%	6,800	713,490
Series A, 6.00%	64,700	6,722,880
		20,060,552
TOTAL UTILITIES		42,567,209

TOTAL CONVERTIBLE PREFERRED STOCKS		142,970,382

Nonconvertible Preferred Stocks - 4.8%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 5.35%	145,000	3,636,600
Verizon Communications, Inc. 5.90%	9,338	234,571
		3,871,171
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer Partners LP Series C, 7.375%	63,100	1,526,389
FINANCIALS - 3.1%
Banks - 2.6%
Bank of America Corp.:
6.00%	53,000	1,379,060
Series GG, 6.00%	382,500	10,055,925
Series HH 5.875%	246,744	6,291,972
Series K, 6.45%	500	12,955
BB&T Corp.:
5.625%	152,625	3,882,780
5.85%	332,339	8,381,590
Series E, 5.625%	99,687	2,489,184
Series F, 5.20%	208,892	5,132,476
Series G, 5.20%	142,185	3,504,860
BOK Financial Corp. 5.375%	33,952	864,078
Citigroup, Inc. Series K, 6.875%	15,000	405,300
First Republic Bank Series I, 5.50%	20,000	493,600
First Tennessee Bank NA adj. rate (a)	12,500	9,125,000
JPMorgan Chase & Co.:
0.00%	15,000	374,925
Series AA 6.10%	21,700	562,030
Series BB 6.15%	50,000	1,296,500
Series DD, 5.75%	440,800	11,205,136
Series EE 6.00% (f)	140,000	3,634,400
Series P, 5.45%	15,000	376,650
Series Y, 6.125%	113,040	2,922,084
PNC Financial Services Group, Inc.:
Series P, 6.125%	80,086	2,121,478
Series Q, 5.375%	97,599	2,445,831
U.S. Bancorp:
Series A, 3.50%	15,865	12,607,916
Series F, 6.50%	95,000	2,595,400
Series H, 5.15%	23,000	572,930
Series K, 5.50%	51,000	1,305,600
Wells Fargo & Co.:
5.20%	10,000	238,200
5.70%	63,200	1,598,328
5.85%	345,751	8,788,990
6.00%	15,000	389,850
6.625%	20,000	549,000
Class A 5.125%	20,000	472,800
Series P, 5.25%	175,000	4,179,000
Series X, 5.50%	420,742	10,438,609
Series Y, 5.625%	55,000	1,375,550
		122,069,987
Capital Markets - 0.3%
Bank of New York Mellon Corp. 5.20%	67,000	1,652,890
Goldman Sachs Group, Inc. Series J, 5.50%	27,862	709,088
Northern Trust Corp. Series C, 5.85%	76,161	1,962,669
Oaktree Capital Group LLC:
6.55%	50,000	1,235,500
Series A, 6.625%	40,000	994,400
State Street Corp.:
6.00%	126,000	3,248,280
Series C, 5.25%	79,683	1,976,935
Series D, 5.90%	21,000	546,000
Series G, 5.35%	13,000	332,410
		12,658,172
Insurance - 0.2%
Allstate Corp.	25,174	633,378
Allstate Corp.:
6.625%	10,000	253,100
Series A, 5.625%	45,094	1,175,150
Series D, 6.625%	4,245	108,502
Series F 6.25%	5,000	131,250
Series G, 5.625%	30,000	747,000
Hartford Financial Services Group, Inc. Series G, 6.00%	53,000	1,375,880
MetLife, Inc. 5.625%	40,000	1,004,000
Prudential Financial, Inc.:
5.625%	10,000	252,400
5.70%	11,200	278,656
5.75%	13,000	324,350
W.R. Berkley Corp.:
5.70%	10,000	250,700
5.75%	10,000	250,000
		6,784,366
TOTAL FINANCIALS		141,512,525
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	123,400	1,119,644
Trading Companies & Distributors - 0.1%
Air Lease Corp. 6.15% (f)	160,000	4,052,800
TOTAL INDUSTRIALS		5,172,444
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Boston Properties, Inc. 5.25%	80,053	1,970,905
Kimco Realty Corp.:
5.125%	2,000	44,915
6.00%	5,008	126,552
Series J, 5.50%	2,000	48,000
Series K, 5.625%	3,000	73,770
Series M, 5.25%	4,000	90,480
National Retail Properties, Inc.:
Series E, 5.70%	73,635	1,812,894
Series F, 5.20%	30,000	683,700
Public Storage:
Series C, 5.125%	59,299	1,407,165
Series D, 4.95%	12,700	296,291
Series E, 4.90%	378,535	8,676,022
Series F, 5.15%	5,298	126,357
Series G, 5.05%	42,937	1,038,217
Series H 5.60% (e)(f)	6,000	150,000
Series V, 5.375%	229,533	5,644,216
Series W, 5.20%	191,727	4,588,027
Series X, 5.20%	19,400	465,891
Taubman Centers, Inc.:
Series J, 6.50%	24,963	633,935
Series K, 6.25%	15,000	381,750
Vornado Realty Trust:
5.70%	27,000	676,890
Series L, 5.40%	16,000	383,520
Series M, 5.25%	32,700	739,020
		30,058,517
UTILITIES - 0.9%
Electric Utilities - 0.5%
Duke Energy Corp.:
5.125%	3,000	72,660
5.625%	145,000	3,688,800
Entergy Louisiana LLC:
4.70%	6,000	145,230
4.875%	11,100	275,946
5.25%	14,819	384,998
Entergy Mississippi, Inc. 4.90%	24,200	601,370
Entergy, Inc.	29,275	764,078
Entergy, Inc.:
0.00%	3,100	76,384
0.00%	10,000	247,400
4.875%	11,200	278,096
Georgia Power Co. 5.00%	10,000	249,400
NextEra Energy Capital Holdings, Inc.:
Series I, 5.125%	188,307	4,447,811
Series J, 5.00%	15,000	347,250
Series K, 5.25%	40,000	1,009,200
Southern Co.:
5.25%	221,487	5,464,084
5.25%	109,600	2,720,272
6.25%	137,053	3,586,677
		24,359,656
Multi-Utilities - 0.4%
CMS Energy Corp.:
5.625%	103,258	2,575,255
5.875%	82,230	2,165,938
5.875%	6,000	151,020
Dominion Resources, Inc. Series A, 5.25%	141,984	3,533,982
DTE Energy Co.:
5.25%	34,159	871,055
6.00%	55,000	1,471,250
Series B, 5.375%	82,324	2,085,267
Series E, 5.25%	100,000	2,512,000
Integrys Energy Group, Inc. 0.00%	48,019	1,208,158
NiSource, Inc. 6.50%	4,744	126,143
		16,700,068
TOTAL UTILITIES		41,059,724

TOTAL NONCONVERTIBLE PREFERRED STOCKS		223,200,770

TOTAL PREFERRED STOCKS
(Cost $350,885,341)		366,171,152
	Principal Amount	Value

Bank Loan Obligations - 1.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7311% 8/19/23 (b)(c)	494,987	486,325
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 4/26/24 (b)(c)	1,885,945	1,886,662
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0289% 11/14/22 (b)(c)	999,848	988,910
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 5/14/22 (b)(c)	2,058,667	1,976,320
		4,851,892
Hotels, Restaurants & Leisure - 0.2%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.993% 2/1/24 (b)(c)	9,641,087	9,421,174
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.493% 9/25/24 (b)(c)	5,918,433	5,898,725

TOTAL CONSUMER DISCRETIONARY		20,171,791

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7665% 5/31/24 (b)(c)	995,000	954,374
Food Products - 0.1%
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2557% 10/30/22 (b)(c)	2,479,849	2,472,112

TOTAL CONSUMER STAPLES		3,426,486

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.243% 12/31/22 (b)(c)	3,650,000	3,589,155
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.8489% 3/1/25 (b)(c)	166,912	165,452
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/27/25 (b)(c)	20,739,004	20,363,213
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(c)	469,196	464,077
TOTAL BANK LOAN OBLIGATIONS
(Cost $49,290,347)		48,666,499

Preferred Securities - 8.7%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (b)(d)	1,900,000	1,857,152
Energy Transfer Partners LP 6.25% (b)(d)	2,000,000	1,824,834
EnLink Midstream Partners LP 6% (b)(d)	50,000	41,251
Summit Midstream Partners LP 9.5% (b)(d)	1,000,000	944,835
		4,668,072
FINANCIALS - 7.6%
Banks - 7.1%
Bank of America Corp.:
5.2% (b)(d)	30,165,000	30,892,192
5.875% (b)(d)	33,000,000	33,171,366
6.1% (b)(d)	13,095,000	14,283,946
6.25% (b)(d)	14,575,000	15,860,215
6.3% (b)(d)	1,250,000	1,398,667
Barclays PLC:
7.75% (b)(d)	1,000,000	1,013,861
7.875% (Reg. S) (b)(d)	4,000,000	4,261,500
Citigroup, Inc.:
5.35% (b)(d)	2,000,000	2,006,332
5.9% (b)(d)	8,650,000	8,842,737
5.95% (b)(d)	11,750,000	12,042,890
5.95% (b)(d)	7,000,000	7,103,608
6.25% (b)(d)	7,000,000	7,375,040
6.3% (b)(d)	1,000,000	1,035,948
Huntington Bancshares, Inc. 5.7% (b)(d)	500,000	484,813
JPMorgan Chase & Co.:
4.625% (b)(d)	500,000	471,928
5% (b)(d)	20,000,000	20,137,983
5.15% (b)(d)	11,775,000	11,887,708
5.3% (b)(d)	12,585,000	13,033,392
6% (b)(d)	8,000,000	8,300,167
6.1% (b)(d)	14,000,000	14,896,769
6.125% (b)(d)	7,000,000	7,423,702
6.75% (b)(d)	10,000,000	11,046,510
Lloyds Banking Group PLC 7.5% (b)(d)	2,000,000	2,088,667
M&T Bank Corp. 6.45% (b)(d)	500,000	533,747
Mellon Capital IV 3 month U.S. LIBOR + 0.565% 4% (b)(c)(d)	6,417,000	5,248,393
PNC Financial Services Group, Inc.:
4.85% (b)(d)	490,000	487,301
5% (b)(d)	230,000	226,337
6.75% (b)(d)	3,500,000	3,728,273
Royal Bank of Scotland Group PLC:
7.5% (b)(d)	7,000,000	7,253,458
8.625% (b)(d)	3,000,000	3,260,744
SunTrust Preferred Capital I 3 month U.S. LIBOR + 0.645% 4% (b)(c)(d)	2,366,000	1,853,630
U.S. Bancorp:
5.125% (b)(d)	3,050,000	3,111,369
5.3% (b)(d)	1,500,000	1,534,377
USB Realty Corp. 3 month U.S. LIBOR + 1.147% 3.9343% (a)(b)(c)(d)	7,000,000	6,189,735
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (b)(c)(d)	5,091,000	4,998,132
Wells Fargo & Co.:
3 month U.S. LIBOR + 3.770% 6.5582% (b)(c)(d)	18,565,000	18,960,734
5.875% (b)(d)	15,000,000	15,990,247
5.9% (b)(d)	25,000,000	25,776,717
		328,213,135
Capital Markets - 0.3%
Bank of New York Mellon Corp.:
4.625% (b)(d)	2,000,000	1,931,395
4.95% (b)(d)	2,250,000	2,302,842
Charles Schwab Corp.:
4.625% (b)(d)	250,000	254,171
5% (b)(d)	200,000	188,178
E*TRADE Financial Corp. 5.3% (b)(d)	1,500,000	1,427,925
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.768% 4% (b)(c)(d)	4,694,000	3,614,380
Goldman Sachs Group, Inc. 5.3% (b)(d)	2,000,000	2,021,823
Northern Trust Corp. 4.6% (b)(d)	1,785,000	1,756,587
State Street Corp. 5.25% (b)(d)	1,750,000	1,814,259
		15,311,560
Consumer Finance - 0.0%
American Express Co. 4.9% (b)(d)	200,000	203,831
Discover Financial Services 5.5% (b)(d)	150,000	143,744
		347,575
Insurance - 0.2%
MetLife, Inc.:
5.25% (b)(d)	7,000,000	7,125,731
5.875% (b)(d)	200,000	206,831
		7,332,562

TOTAL FINANCIALS		351,204,832

INDUSTRIALS - 0.8%
Industrial Conglomerates - 0.8%
General Electric Co. 5% (b)(d)	40,661,000	38,771,872
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. 6.125% (b)(d)	6,000,000	6,287,917
NiSource, Inc. 5.65% (a)(b)(d)	1,800,000	1,758,234
		8,046,151
TOTAL PREFERRED SECURITIES
(Cost $396,503,373)		402,690,927
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 2.44% (g)
(Cost $146,304,551)	146,280,487	146,309,743
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,042,306,226)		4,625,190,601
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,665,523)
NET ASSETS - 100%		$4,623,525,078

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $288,750,179 or 6.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$766,289
Fidelity Securities Lending Cash Central Fund	1,042
Total	$767,331

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$114,861,731	$114,861,731	$--	$--
Consumer Discretionary	131,318,894	131,318,894	--	--
Consumer Staples	510,906,601	500,003,385	10,903,216	--
Energy	283,961,248	278,094,026	5,867,222	--
Financials	359,854,247	304,284,285	55,569,962	--
Health Care	437,335,948	395,491,819	41,844,129	--
Industrials	186,206,465	174,486,981	11,719,484	--
Information Technology	256,548,319	256,548,319	--	--
Materials	100,034,262	96,700,220	3,334,042	--
Real Estate	756,238,804	748,938,479	7,300,325	--
Utilities	212,032,845	168,800,333	43,232,512	--
Corporate Bonds	678,224,068	--	678,224,068	--
Bank Loan Obligations	48,666,499	--	48,666,499	--
Preferred Securities	402,690,927	--	402,690,927	--
Money Market Funds	146,309,743	146,309,743	--	--
Total Investments in Securities:	$4,625,190,601	$3,315,838,215	$1,309,352,386	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 26, 2019